LEASED PROPERTIES - Future Payments (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2016	Oct. 03, 2015	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Property, plant and equipment
Net book value	$ 238,638		$ 237,922	$ 219,394
Net proceeds	$ 2	$ 35	42	81	$ 7,739
Lease expense
Rental expense			10,032	7,992	$ 8,921
Office space Cincinnati OH
Lease expense
Deferred rent			342	197
Closure of administrative office
Lease expense
Rental expense			71	$ 237
Enid DC Transaction
Property, plant and equipment
Net book value						$ 12,587
Net proceeds						$ 25,704
Implicit interest rate						7.12%
Future payments under the agreement
2016			2,309
2017			2,332
2018			2,356
2019			2,379
2020			2,403
Thereafter			30,782
Total			42,561
Less: amount representing interest			18,324
Present value of minimum lease payments			24,237
Enid DC Transaction | Other accrued liabilities
Property, plant and equipment
Net proceeds			$ 603
Enid DC Transaction | Minimum
Property, plant and equipment
Original terms						20 years